Derivative financial instruments - Reconciliation of movement of reserves (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of hedging reserve
Reserve of cash flow hedges, beginning of period	£ 1,575	£ 1,002
Currency translation movements	(7)	50
Hedging gains/(losses) for the year	(2,273)	1,249
Amounts reclassified in relation to cash flows affecting profit or loss	(1,173)	(510)	£ (277)
Tax	1,025	(216)	(105)
Reserve of cash flow hedges, end of period	(853)	1,575	1,002
Reconciliation of currency translation reserve [Roll Forward]
Currency translation reserve, beginning of period	2,871	3,344
Currency translation movements	(139)	(743)
Hedging gains/(losses) for the year	(18)	266
Amounts reclassified in relation to cash flows affecting profit or loss	26	4
Tax	0	0
Currency translation reserve, end of period	£ 2,740	£ 2,871	£ 3,344